Employee Benefits (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accumulated benefit obligation	$ 13,200	$ 13,200	$ 11,400
Successor [Member]
Contributions of benefit plans	$ 1,800	$ 2,491